Expected credit loss measurement - Financial assets subject to credit risk by rating category (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	$ 583,159	$ 593,770
Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	576,815	587,104
Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	107,068	108,370
Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	12,447	16,868
Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	84,245	95,349
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	23,289	23,602
Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	326,786	320,352
Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	22,980	22,563
Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,345	6,667
Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	564,765	570,763
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	558,420	564,096
Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	107,068	108,370
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	12,367	16,666
Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	84,245	95,349
Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	23,289	23,602
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	309,499	298,248
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	21,953	21,862
Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	16,069	20,782
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	16,069	20,782
Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	80	202
Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	15,538	20,357
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	451	223
Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,326	2,226
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,326	2,226
Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	1,749	1,748
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	576	478
Gross carrying amount
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,029)	(1,054)
Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		584,075	594,706
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		577,730	588,039
Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		107,068	108,370
Gross carrying amount | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		12,454	16,875
Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		84,246	95,350
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,289	23,601
Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		327,550	321,124
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,123	22,718
Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,345	6,667
Gross carrying amount | Rating category 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		152,120	159,605
Gross carrying amount | Rating category 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		146,267	155,716
Gross carrying amount | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		105,195	103,635
Gross carrying amount | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		309	829
Gross carrying amount | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		21,089	29,065
Gross carrying amount | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,899	5,136
Gross carrying amount | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,744	3,642
Gross carrying amount | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,031	13,409
Gross carrying amount | Rating category 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,854	3,889
Gross carrying amount | Rating category 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		216,139	229,012
Gross carrying amount | Rating category 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		215,690	226,310
Gross carrying amount | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,873	4,735
Gross carrying amount | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		9,832	13,462
Gross carrying amount | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,889	24,653
Gross carrying amount | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		10,553	10,042
Gross carrying amount | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		174,982	172,742
Gross carrying amount | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,560	676
Gross carrying amount | Rating category 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		450	2,702
Gross carrying amount | Rating category 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		80,354	73,110
Gross carrying amount | Rating category 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		80,354	73,110
Gross carrying amount | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,326	1,347
Gross carrying amount | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		14,366	13,602
Gross carrying amount | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,033	5,282
Gross carrying amount | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		59,240	52,566
Gross carrying amount | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		390	313
Gross carrying amount | Rating category 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		109,994	112,231
Gross carrying amount | Rating category 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		109,952	112,155
Gross carrying amount | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		687	927
Gross carrying amount | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		28,815	26,865
Gross carrying amount | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,765	3,040
Gross carrying amount | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		70,528	73,863
Gross carrying amount | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		7,158	7,460
Gross carrying amount | Rating category 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		41	76
Gross carrying amount | Rating category 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,485	17,861
Gross carrying amount | Rating category 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,485	17,861
Gross carrying amount | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		298	307
Gross carrying amount | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,088	1,165
Gross carrying amount | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		39	101
Gross carrying amount | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		18,748	16,014
Gross carrying amount | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		312	274
Gross carrying amount | Rating category 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category Defaulted | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,981	2,886
Gross carrying amount | Rating category Defaulted | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,981	2,886
Gross carrying amount | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	3
Gross carrying amount | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,308	2,297
Gross carrying amount | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		672	586
Gross carrying amount | Rating category Defaulted | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(181)	(176)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		564,888
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		558,544
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		107,068	108,370
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		12,371	16,669
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		84,246	95,350
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,289	23,601
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		309,581	298,316
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		21,988	21,905
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		105,195	103,635
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		309	829
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		21,089	29,065
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,899	5,136
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,744	3,621
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,031	13,409
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,873	4,735
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		9,832	13,462
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,889	24,653
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		10,553	10,042
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		174,328	172,002
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,549	676
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,326	1,347
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		14,366	13,602
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,033	5,282
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		56,957	49,277
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		381	313
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		677	763
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		28,815	26,865
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,765	3,040
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		62,435	62,305
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,747	7,235
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		228	268
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,088	1,165
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		39	101
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		14,117	11,111
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		280	272
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(160)	(183)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,206
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,206
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		81	203
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,661	20,510
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		463	227
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	20
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		655	740
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		11	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,283	3,289
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		9	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		10	164
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		8,093	11,558
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		412	225
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		71	39
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,631	4,903
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		32	2
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(688)	(695)
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,981
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[2]	2,981	2,886
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	3
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,308	2,297
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		672	586
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	3
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,308	2,297
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		672	586
Allowance for expected credit loss
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,029)	(1,054)
Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(915)	(937)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(915)	(937)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(6)	(7)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(764)	(772)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(143)	(155)
Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(181)	(176)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(124)	(117)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(124)	(117)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(4)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(82)	(69)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(35)	(43)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(160)	(183)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(137)	(159)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(137)	(159)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(123)	(155)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(13)	(4)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(688)	(695)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(655)	(660)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[2]	(655)	(660)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1)	(3)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(559)	(549)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(95)	(109)
UBS AG | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	584,329	594,750
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	577,985	588,084
UBS AG | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	107,068	108,370
UBS AG | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	12,379	16,642
UBS AG | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	84,245	95,349
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	23,289	23,603
UBS AG | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	327,992	321,482
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	23,012	22,637
UBS AG | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,345	6,667
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	565,935	571,743
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	559,590	565,076
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	107,068	108,370
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	12,298	16,440
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	84,245	95,349
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	23,289	23,603
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	310,705	299,378
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	21,985	21,936
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	16,069	20,782
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	16,069	20,782
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	80	202
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	15,538	20,357
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	451	223
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,326	2,226
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,326	2,226
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	1,749	1,748
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	576	478
UBS AG | Gross carrying amount
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,029)	(1,054)
UBS AG | Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		585,245	595,687
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		578,899	589,020
UBS AG | Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		107,068	108,370
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		12,386	16,649
UBS AG | Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		84,246	95,351
UBS AG | Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,289	23,603
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		328,756	322,255
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,154	22,792
UBS AG | Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,345	6,667
UBS AG | Gross carrying amount | Rating category 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		152,120	159,604
UBS AG | Gross carrying amount | Rating category 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		146,267	155,715
UBS AG | Gross carrying amount | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		105,195	103,635
UBS AG | Gross carrying amount | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		309	829
UBS AG | Gross carrying amount | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		21,089	29,065
UBS AG | Gross carrying amount | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,899	5,136
UBS AG | Gross carrying amount | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,744	3,641
UBS AG | Gross carrying amount | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,030	13,409
UBS AG | Gross carrying amount | Rating category 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,854	3,889
UBS AG | Gross carrying amount | Rating category 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		217,309	229,556
UBS AG | Gross carrying amount | Rating category 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		216,860	226,854
UBS AG | Gross carrying amount | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,873	4,735
UBS AG | Gross carrying amount | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		9,764	13,286
UBS AG | Gross carrying amount | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,889	24,653
UBS AG | Gross carrying amount | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		10,553	10,044
UBS AG | Gross carrying amount | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		176,189	173,454
UBS AG | Gross carrying amount | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,592	682
UBS AG | Gross carrying amount | Rating category 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		450	2,702
UBS AG | Gross carrying amount | Rating category 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		80,354	73,308
UBS AG | Gross carrying amount | Rating category 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		80,354	73,308
UBS AG | Gross carrying amount | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,326	1,302
UBS AG | Gross carrying amount | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		14,366	13,602
UBS AG | Gross carrying amount | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,033	5,282
UBS AG | Gross carrying amount | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		59,240	52,806
UBS AG | Gross carrying amount | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		390	316
UBS AG | Gross carrying amount | Rating category 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		109,994	112,471
UBS AG | Gross carrying amount | Rating category 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		109,952	112,395
UBS AG | Gross carrying amount | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		687	922
UBS AG | Gross carrying amount | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		28,815	26,866
UBS AG | Gross carrying amount | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,765	3,040
UBS AG | Gross carrying amount | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		70,528	74,042
UBS AG | Gross carrying amount | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		7,158	7,525
UBS AG | Gross carrying amount | Rating category 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		41	76
UBS AG | Gross carrying amount | Rating category 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,485	17,861
UBS AG | Gross carrying amount | Rating category 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,485	17,861
UBS AG | Gross carrying amount | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		298	307
UBS AG | Gross carrying amount | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,088	1,165
UBS AG | Gross carrying amount | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		39	101
UBS AG | Gross carrying amount | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		18,748	16,014
UBS AG | Gross carrying amount | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		312	274
UBS AG | Gross carrying amount | Rating category 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,981	2,886
UBS AG | Gross carrying amount | Rating category Defaulted | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,981	2,886
UBS AG | Gross carrying amount | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	3
UBS AG | Gross carrying amount | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,308	2,297
UBS AG | Gross carrying amount | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		672	586
UBS AG | Gross carrying amount | Rating category Defaulted | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(181)	(176)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		566,059
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		559,714
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		107,068	108,370
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		12,303	16,443
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		84,246	95,351
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,289	23,603
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		310,787	299,448
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,019	21,979
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		105,195	103,635
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		309	829
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		21,089	29,065
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,899	5,136
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,744	3,621
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,030	13,409
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,873	4,735
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		9,764	13,286
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,889	24,653
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		10,553	10,044
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		175,534	172,714
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,581	682
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,326	1,302
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		14,366	13,602
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,033	5,282
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		56,957	49,517
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		381	316
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		677	758
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		28,815	26,866
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,765	3,040
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		62,435	62,484
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,747	7,300
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		228	268
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,088	1,165
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		39	101
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		14,117	11,111
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		280	272
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(160)	(183)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,206
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,206
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		81	203
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,661	20,510
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		463	227
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	20
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		655	740
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		11	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,283	3,289
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		9	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		10	164
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		8,093	11,558
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		412	225
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		71	39
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,631	4,903
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		32	2
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(688)	(695)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,981
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[2]	2,981	2,886
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	3
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,308	2,297
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		672	586
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	3
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,308	2,297
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		672	586
UBS AG | Allowance for expected credit loss
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,029)	(1,054)
UBS AG | Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(915)	(937)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(915)	(937)
UBS AG | Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(6)	(7)
UBS AG | Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)	(2)
UBS AG | Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(764)	(772)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(143)	(155)
UBS AG | Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(181)	(176)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(124)	(117)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(124)	(117)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(4)	(4)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)	(2)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(82)	(69)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(35)	(43)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(160)	(183)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(137)	(159)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(137)	(159)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1)	(1)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(123)	(155)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(13)	(4)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(688)	(695)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(655)	(660)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[2]	(655)	(660)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1)	(3)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(559)	(549)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		$ (95)	$ (109)

[1]	The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
[2]
Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).